Note 5 - Capital Lease Obligations	6 Months Ended
Jun. 30, 2016
Notes to Financial Statements
Leases of Lessee Disclosure [Text Block]
5—CAPITAL LEASE OBLIGATIONS

The Company leases certain of its equipment under capital leases. At June 30, 2016, this equipment consists mainly of medical devices for an amount of €193 thousand and vehicles for an amount of €244 thousand.